Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Net (loss) income	$ (20.3)	$ 23.9	$ 148.2	$ 18.3
Other comprehensive income (loss), net of tax
Other comprehensive income (loss), net of tax	18.1	6.5	48.1	(56.4)
Comprehensive (loss) income	(2.2)	30.4	196.3	(38.1)
Less: comprehensive income (loss) attributable to noncontrolling interests	0.2	1.8	0.6	(0.8)
Comprehensive (loss) income attributable to Diebold, Incorporated	(2.4)	28.6	195.7	(37.3)
Translation adjustment
Other comprehensive income (loss), net of tax
Translation adjustment and foreign currency hedges	21.0	6.3	53.8	(62.1)
Foreign currency hedges (net of tax $2.1, $0.5, $4.0 and $(1.8), respectively)
Other comprehensive income (loss), net of tax
Translation adjustment and foreign currency hedges	(3.9)	(1.0)	(7.5)	3.3
Interest rate hedges
Other comprehensive income (loss), net of tax
Net gain recognized in other comprehensive income (net of tax $(0.1) and $(0.2) for the three and six months ended June 30, 2015, respectively)	0.0	0.1	0.0	0.3
Reclassification adjustment for amounts recognized in net income	0.0	0.0	(0.1)	(0.1)
Total interest rate hedges	0.0	0.1	(0.1)	0.2
Pension and other post-retirement benefits
Other comprehensive income (loss), net of tax
Net actuarial loss amortization (net of tax $(0.5), $(0.6), $(1.0) and $(1.2), respectively)	1.0	1.2	1.9	2.3
Net prior service benefit amortization, net of tax	0.0	(0.1)	0.0	(0.1)
Total pension and other post-retirement benefits	$ 1.0	$ 1.1	$ 1.9	$ 2.2